Document and Entity Information	0 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 01, 2013
Registrant Name	LORD ABBETT SECURITIES TRUST
Central Index Key	0000898031
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013